Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PMG (Detail) - USD ($) $ in Thousands		Dec. 04, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill				$ 588,434	$ 463,324	$ 357,523
PMG
Business Acquisition [Line Items]
Cash		$ 194
Property, plant and equipment		712
Goodwill		41,039	[1]	$ 41,039
Intangible asset	[2]	10,259
Accounts receivable		12,997
Prepayments and other current assets		1,329
Accounts payable		(530)
Other liabilities		(2,459)
Net assets acquired		63,541
Cash consideration		53,681
Other liabilities assumed		9,860
Total cash outflows		$ 63,541

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.
[2]	The Company has estimated a separate intangible asset (in respect of customer lists acquired) of $10.3 million. This assessment is under review and will be finalized within 12 months of the date of acquisition.